As filed with the Securities and Exchange Commission on August 31, 2012

SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_|

Post Effective Amendment No. 122	|X|

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 124
|X|

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Address of Principal Executive Offices)

(630) 505-3700
 Registrant's Telephone Number

KEVIN M. ROBINSON, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

X	ON SEPTEMBER 28, 2012 PURSUANT TO PARAGRAPH (B) OF RULE 485.

60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

    The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 85 to its Registration Statement until September 28, 2012. Parts A, B and C of Registrant's Post-Effective Amendment No. 85 under the Securities Act of 1933 and Amendment No. 87 under the Investment Company Act of 1940, filed on June 6, 2011 are incorporated by reference herein.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 31st day of August, 2012.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*		August 31, 2012
Randall C. Barnes	Trustee

*		August 31, 2012
Roman Friedrich III	Trustee

*		August 31, 2012
Robert B. Karn III	Trustee

*		August 31, 2012
Ronald A. Nyberg	Trustee

*		August 31, 2012
Ronald E. Toupin, Jr.	Trustee

/s/ Donald C. Cacciapaglia		August 31, 2012
Donald C. Cacciapaglia	Trustee

/s/ John L. Sullivan	Treasurer, Chief Financial	August 31, 2012
John L. Sullivan	Officer and Chief
Accounting Officer

/s/ Mark E. Mathiasen		August 31, 2012
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney